UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.5%

Security	Principal Amount (000’s omitted)	Value
Education — 9.9%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,490,312
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	631,501
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,996,908
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,904,149
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,060,376
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,686,300
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	555,850
University of Virginia, 5.00%, 6/1/40	1,500	1,634,175

		$13,959,571

Electric Utilities — 3.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$381,071
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,443,429
South Carolina Public Service Authority, 5.50%, 1/1/38	1,310	1,459,065
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	761,918
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	595,230

		$4,640,713

Escrowed/Prerefunded — 0.9%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$124,681
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,106,100

		$1,230,781

General Obligations — 21.4%
California, 5.00%, 12/1/30	$610	$735,020
California, 5.00%, 10/1/33	2,150	2,547,728
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,830,679
Clark County, NV, 5.00%, 7/1/33	500	579,120
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,150,025
Hawaii, 5.00%, 12/1/29	2,500	2,938,225
Hawaii, 5.00%, 12/1/30	1,000	1,175,290
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,253,820
Mississippi, 5.00%, 10/1/36(1)	1,725	2,003,243
New York, 5.00%, 2/15/34(1)	2,750	3,173,802
New York, NY, 5.00%, 8/1/31	2,000	2,336,540
Oregon, 5.00%, 8/1/36	1,000	1,167,650
Washington, 5.00%, 2/1/35(1)	5,250	6,133,995

		$30,025,137

Hospital — 4.0%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$422,025
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	1,285	1,338,623

Security	Principal Amount (000’s omitted)	Value
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	$1,120	$375,838
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/39	3,000	955,410
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	705,319
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,785,166

		$5,582,381

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$619,038

		$619,038

Insured-Education — 3.0%
University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,900	$4,232,319

		$4,232,319

Insured-Electric Utilities — 7.1%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,246,520
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	846,852
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,222,398
South Carolina Public Service Authority, (BHAC), 5.50%, 1/1/38	1,465	1,631,702

		$9,947,472

Insured-Escrowed/Prerefunded — 9.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,144,810
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	746,936
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	468,228
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	740,256
Coast Community College District, CA, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/33	12,000	4,780,680
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	1,555	1,638,457
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	638,862
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,294,725
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	147,350
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,811,451

		$13,411,755

Insured-General Obligations — 2.9%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$975,990
Palm Springs Unified School District, CA, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,070,512

		$4,046,502

Insured-Hospital — 13.5%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,862,735
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,597,635
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,319,790
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,679,424
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,854,685

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$750	$794,865
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,208,231
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	500	538,305
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,524,727
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,526,895

		$18,907,292

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,496,204

		$1,496,204

Insured-Lease Revenue/Certificates of Participation — 4.9%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,331,550
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	340,557
San Diego County Water Authority, CA, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,529,890
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,618,005

		$6,820,002

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,141,578
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,169,980

		$2,311,558

Insured-Solid Waste — 0.9%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$740	$836,718
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/26	425	477,487

		$1,314,205

Insured-Special Tax Revenue — 5.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,364,980
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,205,937
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	666,311

		$7,237,228

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,105	$1,208,726

		$1,208,726

Insured-Transportation — 19.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$299,520
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	464,784
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	207,326
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	116,486
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,772,363
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,683,040
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,389,590

Security	Principal Amount (000’s omitted)	Value
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	$10,000	$10,873,700
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,124,660
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	602,340
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,134,068
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	281,334
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	321,691
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	228,260
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,684,329

		$27,183,491

Insured-Water and Sewer — 6.9%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,745,313
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	205	205,355
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,360,512
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	466,842
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35(2)	1,000	1,343,080
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	261,331
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	220,787
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	269,460
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	217,560
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,446,734
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,230,797

		$9,767,771

Lease Revenue/Certificates of Participation — 10.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,477,296
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,815,600
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,405,368

		$14,698,264

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,518,894
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	286,757

		$1,805,651

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$263,473

		$263,473

Special Tax Revenue — 9.4%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,260,256
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	479,427
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	253,577
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,113,045
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,005,330

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	$465	$539,042
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,976,196
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,537,618

		$13,164,491

Transportation — 15.5%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,143,160
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	756,653
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,167,893
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,905,554
Illinois Toll Highway Authority, 5.00%, 12/1/31(4)	375	444,862
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	540,893
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	739,790
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,022,836
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,271,378
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,588,692
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,230,992
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	470,417
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	419,670
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,412,239
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,600	1,866,672
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,117,110
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,717,400

		$21,816,211

Water and Sewer — 5.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,072,190
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,719,053
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	420,922
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	327,786
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,699,560

		$8,239,511

Total Tax-Exempt Investments — 159.5% (identified cost $203,108,993)		$223,929,747

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.4)%		$(4,750,244)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (28.5)%		$(39,950,000)

Other Assets, Less Liabilities — (27.6)%		$(38,812,801)

Net Assets Applicable to Common Shares — 100.0%		$140,416,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At December 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.8%
Others, representing less than 10% individually	85.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 48.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,687,618.

(4)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Mar-16	$(4,453,711)	$(4,458,750)	$(5,039)

						$(5,039)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,039.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$159,384,494

Gross unrealized appreciation	$21,591,651
Gross unrealized depreciation	(386,398)

Net unrealized appreciation	$21,205,253

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$223,929,747	$—	$223,929,747
Total Investments	$—	$223,929,747	$—	$223,929,747

Liability Description
Futures Contracts	$(5,039)	$—	$—	$(5,039)
Total	$(5,039)	$—	$—	$(5,039)

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016